Consolidated Balance Sheet - EUR (€) € in Millions		Dec. 31, 2019	Dec. 31, 2018
Assets [Abstract]
Cash and central bank balances		€ 137,592	€ 188,731
Interbank balances (w/o central banks)		9,636	8,881
Central bank funds sold and securities purchased under resale agreements		13,801	8,222
Securities borrowed		428	3,396
Financial assets at fair value through profit or loss [Abstract]
Trading assets		110,875	152,738
Positive market values from derivative financial instruments		332,931	320,058
Non-trading financial assets mandatory at fair value through profit and loss		86,901	100,444
Financial assets designated at fair value through profit or loss		7	104
Total financial assets at fair value through profit or loss		530,713	573,344
Financial assets at fair value through other comprehensive income		45,503	51,182
Equity method investments		929	879
Loans at amortized cost		429,841	400,297
Property and equipment		4,930	2,421
Goodwill and other intangible assets		7,029	9,141
Other assets	[1]	110,359	93,444
Assets for current tax		926	970
Deferred tax assets		5,986	7,230
Total assets		1,297,674	1,348,137
Liabilities and equity [Abstract]
Deposits		572,208	564,405
Central bank funds purchased and securities sold under repurchase agreements		3,115	4,867
Securities loaned		259	3,359
Financial liabilities at fair value through profit or loss [Abstract]
Trading liabilities		37,065	59,924
Negative market values from derivative financial instruments		316,506	301,487
Financial liabilities designated at fair value through profit or loss		50,332	53,757
Investment contract liabilities		544	512
Total financial liabilities at fair value through profit or loss		404,448	415,680
Other short-term borrowings		5,218	14,158
Other liabilities	[1]	107,964	117,513
Provisions		2,622	2,711
Liabilities for current tax		651	944
Deferred tax liabilities		545	512
Long-term debt		136,473	152,083
Trust preferred securities	[2]	2,013	3,168
Obligation to purchase common shares		0	0
Total liabilities		1,235,515	1,279,400
Common shares, no par value, nominal value of EUR 2.56		5,291	5,291
Additional paid-in capital		40,505	40,252
Retained earnings		9,644	16,714
Common shares in treasury, at cost		(4)	(15)
Accumulated other comprehensive income (loss), net of tax		421	253
Total shareholders equity		55,857	62,495
Additional equity components		4,665	4,675
Noncontrolling interests		1,638	1,568
Total equity		62,160	68,737
Total liabilities and equity		€ 1,297,674	€ 1,348,137

[1]	Within the balance sheet, non-current assets and disposal groups held for sale are included in other assets and other liabilities.
[2]	Perpetual instruments, redeemable at specific future dates at the Groups option.